CONVERTIBLE NOTES PAYABLE AND NOTE PAYABLE	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021
CONVERTIBLE NOTES PAYABLE AND NOTE PAYABLE
CONVERTIBLE NOTES PAYABLE AND NOTE PAYABLE

7. CONVERTIBLE NOTES PAYABLE AND NOTE PAYABLE

Convertible notes payable as of June 30, 2022 and September 30, 2021 consisted of the following:

Convertible Promissory Notes with Clayton A. Struve

The Company owes Clayton A. Struve $1,071,000 under convertible promissory or OID notes. The Company recorded accrued interest of $84,671 and $79,062 as of June 30, 2022 and September 30, 2021, respectively. On May 3, 2022, the Company signed Amendments to the convertible promissory or OID notes, extending the due dates to September 30, 2022.

Convertible Redeemable Promissory Notes with Ronald P. Erickson and J3E2A2Z

On March 16, 2018, the Company entered into a Note and Account Payable Conversion Agreement pursuant to which (a) all $664,233 currently owing under the J3E2A2Z Notes was converted to a Convertible Redeemable Promissory Note in the principal amount of $664,233, and (b) all $519,833 of the J3E2A2Z Account Payable was converted into a Convertible Redeemable Promissory Note in the principal amount of $519,833 together with a warrant to purchase up to 1,039,666 shares of common stock of the Company for a period of five years. The initial exercise price of the warrants described above is $0.50 per share, also subject to certain adjustments. The warrants were valued at $110,545. Because the note is immediately convertible, the warrants and beneficial conversion were expensed as interest. The Company recorded accrued interest of $269,383 and $216,246 as of June 30, 2022 and September 30, 2021, respectively. On April 4, 2022, the Company approved Amendments to the convertible redeemable promissory notes with Ronald P. Erickson and J3E2A2Z, extending the due dates to September 30, 2022.

Convertible Debt Offering

Beginning in 2019, the Company entered into series of debt offerings with similar and consistent terms. The Company issued Subordinated Convertible Notes and Warrants in a private placement to accredited investors, pursuant to a series of substantially identical Securities Purchase Agreements, Common Stock Warrants, and related documents. The notes are convertible into one share of common stock for each dollar invested in a Convertible Note Payable and automatically convert to common stock after one year. The convertible notes contain terms and conditions which are deemed to be a Beneficial Conversion Feature (BCF). Warrants are issued to purchase common stock with exercise prices of $1.20 and $2.40 per share and the number of warrants are equal to 50% of the convertible note balance. The Company compensates the placement agent with a cash fee and warrants. Through June 30, 2022, the Company has raised approximately $24 million through these offerings, of which $14,209,000 and $5,639,500 were raised in the years ended September 30, 2021 and 2020, respectively.

During the year ended September 30, 2021, the Company issued 6,091,960 shares of common stock related to the automatic conversion of Convertible Notes and interest from a private placement to accredited investors in 2020. The Convertible Notes and interested were automatically converted to Common Stock at $1.00 per share on the one year anniversary starting on October 17, 2020.

The Convertible Notes issued during the year ended September 30, 2021 are initially convertible into 7,104,500 shares of Common Stock, subject to certain adjustments, and the Warrants are initially exercisable for 3,552,250 shares of Common Stoc. As of June 30, 2022 all convertible notes and accrued interest had been converted to common stock.

The fair value of the Warrants issued to debt holders during the year ended September 30, 2021 was $4,439,317 on the date of issuance and was amortized over the one-year term of the Convertible Notes. The fair value of the warrants was recorded as debt discount (with an offset to APIC) and was amortized over the one-year term of the Convertible Notes.

In connection with the debt offering during the year ended September 30, 2021, the placement agent for the Convertible Notes and the Warrants received a cash fee of $727,117 and warrants to purchase 492,090 shares of the Company’s common stock, all based on 2-8% of gross proceeds to the Company. The warrants issued for these services had a fair value of $1,667,281 at the date of issuance. The fair value of the warrants was recorded as debt discount (with an offset to APIC) and will be amortized over the one-year term of the Convertible Notes. The $727,117 cash fee was recorded as issuance costs and was amortized over the one-year term of the related Convertible Notes.

During the year ended September 30, 2021, the Company recorded a debt discount of $9,769,683 associated with a beneficial conversion feature on the debt, which was accreted to interest expense using the effective interest method over the one-year term of the Convertible Notes.

During the nine months ended June 30, 2022, amortization related to the debt offerings of $7,272,911 and $4,184,657 of the beneficial conversion feature, warrants issued to debt holders and placement agent was recognized as interest expense in the consolidated statements of operations.

Convertible notes payable as of June 30, 2022 and September 30, 2021 are summarized below:

	June 30, 2022	September 30, 2021
Convertible note- Clayton A. Struve	$1,071,000	$1,071,000
Convertible note- Ronald P. Erickson and affiliates	1,184,066	1,184,066
2020 Convertible notes	-	5,639,500
2021 Convertible notes	14,209,000	14,209,000
Boustead fee refund (originally booked as contra debt)	-	50,000
Less conversions of notes	(14,209,000)	(5,639,500)
Less debt discount - BCF	-	(4,308,337)
Less debt discount - warrants	-	(1,957,590)
Less debt discount - warrants issued for services	-	(1,056,984)
	$2,255,066	$9,191,155

Note Payable-PPP Loans

On April 30, 2020, the Company received $226,170 under the Paycheck Protection Program of the U.S. Small Business Administration’s 7(a) Loan Program pursuant to the Coronavirus, Aid, Relief and Economic Security Act (CARES Act), Pub. Law 116-136, 134 Stat. 281 (2020). As of March 31, 2022 and September 30, 2021, the Company recorded interest expense of $4,350 and $3,222 respectively. On April 27, 2022, the Company was notified by the SBA that the Company is required to repay principal of $98,106 and interest of $1,997. The remaining loan and accrued interest balances were forgiven. .

On February 1, 2021, the Company received $205,633 under the Paycheck Protection Program of the U.S. Small Business Administration’s 7(a) Loan Program pursuant to the Coronavirus, Aid, Relief and Economic Security Act (CARES Act), Pub. Law 116-136, 134 Stat. 281 (2020). As of June 30, 2022 and September 30, 2021, the Company recorded interest expense of $2,721 and $1,268, respectively. On June 11, 2022, the Company was notified by the SBA that the Company is required to repay principal of $78,843 and interest of $1,057. The remaining loan and accrued interest balances were forgiven.

As a result of a portion of these loans being forgiven, the Company recognized a gain on loan forgiveness of approximately $253,000 which is included in other income.

 EQUITY

Authorized Capital Stock

The Company was incorporated under the laws of the State of Nevada in 1998. The Company has authorized 205,000,000 shares of capital stock, of which 200,000,000 are shares of voting common stock, par value $0.001 per share, and 5,000,000 are “blank check” preferred stock, par value $0.001 per share. As of June 30, 2022, the Company had 43,826,781 shares of common stock and 2,801,719 shares of preferred stock issued and outstanding.

As of June 30, 2022, there were options outstanding for the purchase of 20,927,370 common shares (including unearned stock option grants totaling 11,550,745 shares related to performance targets), warrants for the purchase of 21,651,513 common shares, and 8,108,356 shares of our common stock issuable upon the conversion of Series C and Series D Convertible Preferred Stock. In addition, the Company currently has 9,020,264 common shares at the current price of $0.25 per share reserved and are issuable upon conversion of convertible debentures of $2,255,066. All of which could potentially dilute future earnings per share but are excluded from the June 30, 2022, calculation of net loss per share because their impact is antidilutive.

Annual Shareholder Meeting

On October 15, 2021, the Company held its annual shareholder meeting. The Company’s shareholders approved and adopted various motions as detailed in the Company’s Form 8-K that was filed with the SEC on October 19, 2021.

Second Amended and Restated Bylaws

On October 15, 2021, the shareholders of the Company approving the Second Amended and Restated Bylaws effective October 15, 2021.

Certificate of Amendment to Articles of Incorporation

On December 6, 2021, the Company received approval from the State of Nevada for a Certificate of Amendment to the Articles of Incorporation related to the increase in the number of authorized common shares.

Series C and D Preferred Stock and Warrants

On August 5, 2016, the Company closed a Series C Preferred Stock and Warrant Purchase Agreement with Clayton A. Struve, an accredited investor for the purchase of $1,250,000 of preferred stock with a conversion price of $0.70 per share. The preferred stock has a yield of 8% and an ownership blocker of 4.99%. In addition, Mr. Struve received a five-year warrant to acquire 1,785,714 shares of common stock at $0.70 per share. On August 14, 2017, the price of the Series C Stock were adjusted to $0.25 per share pursuant to the documents governing such instruments. On June 30, 2022 and September 30, 2021 there are 1,785,715 Series C Preferred shares outstanding. On May 3, 2022, the Company approved the Extension of Warrant Agreement with Clayton Struve, extending the exercise dates to August 4, 2024.

As of June 30, 2022 and September 30, 2021, the Company has $750,000 of Series D Preferred Stock outstanding with Clayton A. Struve, an accredited investor. On August 14, 2017, the price of the Series D Stock were adjusted to $0.25 per share pursuant to the documents governing such instruments. The Series D Preferred Stock is convertible into shares of common stock at a price of $0.25 per share or by multiplying the number of Series D Preferred Stock shares by the stated value and dividing by the conversion price then in effect, subject to certain diluted events, and has the right to vote the number of shares of common stock the Series D Preferred Stock would be issuable on conversion, subject to a 4.99% blocker. The Preferred Series D has an annual yield of 8% The Series D Preferred Stock is convertible into shares of common stock at a price of $0.25 per share or by multiplying the number of Series D Preferred Stock shares by the stated value and dividing by the conversion price then in effect, subject to certain diluted events, and has the right to vote the number of shares of common stock the Series D Preferred Stock would be issuable on conversion, subject to a 4.99% blocker. The Preferred Series D has an annual yield of 8% if and when dividends are declared.

Series F Preferred Stock

On August 1, 2018, the Company filed with the State of Nevada a Certificate of Designation establishing the Designations, Preferences, Limitations and Relative Rights of Series F Preferred Stock. The Designation authorized 500 shares of Series F Preferred Stock. The Series F Preferred Stock shall only be issued to the current Board of Directors on the date of the Designation’s filing and is not convertible into common stock. As set forth in the Designation, the Series F Preferred Stock has no rights to dividends or liquidation preference and carries rights to vote 100,000 shares of common stock per share of Series F upon a Trigger Event, as defined in the Designation. A Trigger Event includes certain unsolicited bids, tender offers, proxy contests, and significant share purchases, all as described in the Designation. Unless and until a Trigger Event, the Series F shall have no right to vote. The Series F Preferred Stock shall remain issued and outstanding until the date which is 731 days after the issuance of Series F Preferred Stock (“Explosion Date”), unless a Trigger Event occurs, in which case the Explosion Date shall be extended by 183 days. As of June 30, 2022 and September 30, 2021, there are no Series F shares outstanding.

Securities Subject to Price Adjustments

If in the future, if the Company sells its common stock at a price below $0.25 per share, the conversion price of 8,108,356 outstanding shares of Series C and D Preferred Stock would adjust below $0.25 per share pursuant to the documents governing such instruments. In addition, the conversion price of Convertible Notes Payable in the principal amount of $2,255,066, that convert into 9,020,264 shares of our common stock at $0.25 per share and the exercise price of certain outstanding warrants to purchase 10,284,381 shares of common stock would adjust below $0.25 per share pursuant to the documents governing such instruments. Warrants totaling 4,487,207 would adjust below $1.20 per share and warrants totaling 3,954,625 would adjust below $2.40 per share, in each case pursuant to the documents governing such instruments.

Common Stock

All of the offerings and sales described below were deemed to be exempt under Rule 506 of Regulation D and/or Section 4(a)(2) of the Securities Act. No advertising or general solicitation was employed in offering the securities, the offerings and sales were made to a limited number of persons, all of whom were accredited investors and transfer was restricted by the company in accordance with the requirements of Regulation D and the Securities Act. All issuances to accredited and non-accredited investors were structured to comply with the requirements of the safe harbor afforded by Rule 506 of Regulation D, including limiting the number of non-accredited investors to no more than 35 investors who have sufficient knowledge and experience in financial and business matters to make them capable of evaluating the merits and risks of an investment in our securities.

Nine Months Ended June 30, 2022

During the nine months ended June 30, 2022, the Company issued 863,986 shares of common stock related to warrant exercises and received $793,986.

During the nine months ended June 30, 2022, the Company issued 8,750 shares related to the exercise of stock option grants and received $13,688.

The Company issued 7,672,860 shares of common stock related to the automatic conversion of Convertible Notes and interest from a private placement to accredited investors in 2021. The Convertible Notes and interested were automatically converted to Common Stock at $2.00 per share on the one year anniversary in March 2022.

On January 5, 2022, the Company issued 30,000 shares each to three directors shares at an exercise price of $1.70 per share.

Warrants to Purchase Common Stock

Nine Months Ended June 30, 2022

On January 5, 2022, the Company issued 20,000 warrants to purchase common stock each to three directors shares at $1.70 per share. The warrants expire on January 5, 2027.

During the nine months ended June 30, 2022, warrants to purchase 108,756 shares of common stock at $1.00 per share expired.

Extension of Warrant Agreement with Clayton A. Struve

On May 3, 2022, the Company approved the Extension of Warrant Agreement with Clayton Struve, extending the exercise dates as follows:

Warrant No./Class	Issue Date	No. Warrant Shares	Exercise Price	Original Expiration Date	Amended Expiration Date
Clayton A. Struve Warrant	08-14-2017	1,440,000	$0.25	08-13-2023	08-13-2024
Clayton A. Struve Warrant	12-12-2017	1,200,000	$0.25	12-11-2023	12-11-2024
Clayton A. Struve Warrant	08-04-2016	1,785,715	$0.25	08-04-2023	08-04-2024
Clayton A. Struve Warrant	02-28-2018	1,344,000	$0.25	02-28-2023	02-28-2024

The Company recorded interest expense of $244,260 during the nine months ended June 30, 2022 related to the extension of the warrants.

	June 30, 2022
		Weighted
		Average
		Exercise
	Shares	Price
Outstanding at beginning of period	22,564,255	$0.998
Issued	60,000	-
Exercised	(863,986)	(0.919)
Forfeited	-	-
Expired	(108,756)	(1.000)
Outstanding at end of period	21,651,513	$1.003
Exerciseable at end of period	21,651,513

The following table summarizes information about warrants outstanding and exercisable as of June 30, 2022:

	June 30, 2022
	Weighted	Weighted		Weighted
	Average	Average		Average
Number of	Remaining	Exercise	Shares	Exercise
Warrants	Life ( In Years)	Price	Exerciseable	Price
10,729,381	4.79	$0.250	10,729,381	$0.250

6,547,207	2.59	1.20-1.85	6,547,207	1.20-1.85
4,364,925	3.77	2.00-2.40	4,364,925	2.00-2.40
10,000	1.00	4.080	10,000	4.080
21,651,513	3.43	$1.003	21,651,513	$1.003

There were vested warrants of 21,651,513 with an aggregate intrinsic value of $31,557,563.

7. CONVERTIBLE NOTES PAYABLE AND NOTE PAYABLE

Convertible notes payable as of September 30, 2021 and 2020 consisted of the following:

Convertible Promissory Notes with Clayton A. Struve

The Company owes Clayton A. Struve $1,071,000 under convertible promissory or OID notes. The Company recorded accrued interest of $79,062 and $71,562 as of September 30, 2021 and 2020, respectively. On December 23, 2020, the Company signed Amendments to the convertible promissory or OID notes, extending the due dates to March 31, 2021. On November 8, 2021, the Company signed Amendments to the convertible promissory or OID notes, extending the due dates to March 31, 2022.

Mr. Struve also invested $1,000,000 in the May 2019 Convertible Debt Offering and such note was converted to common stock in May 2020.

Convertible Redeemable Promissory Notes with Ronald P. Erickson and J3E2A2Z

On March 16, 2018, the Company entered into a Note and Account Payable Conversion Agreement pursuant to which (a) all $664,233 currently owing under the J3E2A2Z Notes was converted to a Convertible Redeemable Promissory Note in the principal amount of $664,233, and (b) all $519,833 of the J3E2A2Z Account Payable was converted into a Convertible Redeemable Promissory Note in the principal amount of $519,833 together with a warrant to purchase up to 1,039,666 shares of common stock of the Company for a period of five years. The initial exercise price of the warrants described above is $0.50 per share, also subject to certain adjustments. The warrants were valued at $110,545. Because the note is immediately convertible, the warrants and beneficial conversion were expensed as interest. The Company recorded accrued interest of $216,246 and $145,202 as of September 30, 2021 and 2020, respectively. On September 30, 2021, the Company approved Amendments to the convertible redeemable promissory notes with Ronald P. Erickson and J3E2A2Z, extending the due dates to March 31, 2022.

Convertible Debt Offering

Beginning in 2019, the Company entered into series of debt offerings with similar and consistent terms. The Company issued Subordinated Convertible Notes and Warrants in a private placement to accredited investors, pursuant to a series of substantially identical Securities Purchase Agreements, Common Stock Warrants, and related documents. The notes are convertible into one share of common stock for each dollar invested in a Convertible Note Payable and automatically convert to common stock after one year. The convertible notes contain terms and conditions which are deemed to be a Beneficial Conversion Feature (BCF). Warrants are issued to purchase common stock with exercise prices of $1.20 and $2.40 per share and the number of warrants are equal to 50% of the convertible note balance. The Company compensates the placement agent with a cash fee and warrants. Through December 31, 2021, the Company has raised approximately $24 million through these offerings, of which $14,209,000 and $5,639,500 were raised in the years ended September 30, 2021 and 2020, respectively.

The Convertible Notes issued during the year ended September 30, 2021 are initially convertible into 7,104,500 shares of Common Stock, subject to certain adjustments, and the Warrants are initially exercisable for 3,552,250 shares of Common Stock.

The fair value of the Warrants issued to debt holders during the year ended September 30, 2021 was $4,439,317 on the date of issuance and will be amortized over the one-year term of the Convertible Notes. The fair value of the warrants was recorded as debt discount (with an offset to APIC) and will be amortized over the one-year term of the Convertible Notes.

In connection with the debt offering during the year ended June 30, 2021, the placement agent for the Convertible Notes and the Warrants received a cash fee of $727,117 and warrants to purchase 492,090 shares of the Company’s common stock, all based on 2-8% of gross proceeds to the Company. The warrants issued for these services had a fair value of $1,667,281 at the date of issuance. The fair value of the warrants was recorded as debt discount (with an offset to APIC) and will be amortized over the one-year term of the Convertible Notes. The $727,117 cash fee was recorded as issuance costs and will be amortized over the one-year term of the related Convertible Notes.

During the years ended September 30, 2021 and 2020, the Company recorded a debt discount of $9,769,683 and $3,766,074 associated with a beneficial conversion feature on the debt, which is being accreted using the effective interest method over the one-year term of the Convertible Notes.

During the year ended September 30, 2021, the Company issued 6,091,960 shares of common stock related to the automatic conversion of Convertible Notes and interest from a private placement to accredited investors in 2020. The Convertible Notes and interested were automatically converted to Common Stock at $1.00 per share on the one year anniversary starting on October 17, 2020.

During the year ended September 30, 2021 and 2020, amortization related to the debt offerings of $13,256,250 and $5,662,690 of the beneficial conversion feature, warrants issued to debt holders and placement agent was recognized as interest expense in the consolidated statements of operations.

Convertible notes payable as of September 30, 2021 and 2020 are summarized below:

	September 30, 2021	September 30, 2020
Convertible note- Clayton A. Struve	$1,071,000	$1,071,000
Convertible note- Ronald P. Erickson and affiliates	1,184,066	1,184,066
2019 Convertible notes	4,242,490	4,242,490
2020 Convertible notes	5,639,500	5,639,500
Q2 2021 Convertible notes	14,209,000	-
Boustead fee refund (originally booked as contra debt)	50,000	50,000
Less conversions of notes	(9,881,990)	(4,242,490)
Less debt discount - BCF	(4,308,337)	(2,127,894)
Less debt discount - warrants	(1,957,590)	(1,025,512)
Less debt discount - warrants issued for services	(1,056,984)	(823,582)
	$9,191,155	$3,967,578

Note Payable-PPP Loans

On April 30, 2020, the Company received $226,170 under the Paycheck Protection Program of the U.S. Small Business Administration’s 7(a) Loan Program pursuant to the Coronavirus, Aid, Relief and Economic Security Act (CARES Act), Pub. Law 116-136, 134 Stat. 281 (2020). As of September 30, 2021 and 2020, the Company recorded interest expense of $3,222 and $960, respectively. The Company utilized the funds in accordance with the legal requirements and expects this loan to be forgiven. Until the loan is legally forgiven, the loan balance will outstanding. The Company filed the application for the loan forgiveness during the three months ended December 31, 2021 and the Company is expecting approval by the SBA.

On February 1, 2021, the Company received $205,633 under the Paycheck Protection Program of the U.S. Small Business Administration’s 7(a) Loan Program pursuant to the Coronavirus, Aid, Relief and Economic Security Act (CARES Act), Pub. Law 116-136, 134 Stat. 281 (2020). As of September 30, 2021, the Company recorded interest expense of $1,268. The Company utilized the funds in accordance with the legal requirements and expects this loan to be forgiven. Until the loan is legally forgiven, the loan balance will be outstanding. The Company filed the application for the loan forgiveness during the three months ended December 31, 2021 and the Company is expecting approval by the SBA.